DERIVATIVE FINANCIAL INSTRUMENTS (Details 1)	12 Months Ended
Dec. 31, 2025
Dividend yield	0.00%
Volatility range, minimum	122.57%
Volatility range, maximum	181.94%
Risk free rate range, minimum	3.47%
Risk free rate range, maximum	3.98%
Bottom [Member]
Expected life range (in years)	6 months
Top [Member]
Expected life range (in years)	1 year